Note 5 - Debt (Details Textual) - USD ($)													1 Months Ended			12 Months Ended
	Aug. 02, 2024	Mar. 28, 2024	Feb. 20, 2024	Dec. 18, 2023	Oct. 23, 2023	Sep. 06, 2023	Sep. 05, 2023	Aug. 14, 2023	Jun. 30, 2023	May 01, 2023	Aug. 11, 2022	Jun. 01, 2022	Jul. 31, 2023	Aug. 31, 2022	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2024	Jun. 30, 2024	Feb. 28, 2022
Stock Issued During Period, Value, New Issues																$ 5,813,886	$ 5,440,658
Paid-in-Kind Interest																$ 413,727	$ 407,710
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																				769,146
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)																$ 4	$ 11.1
Gain (Loss) on Extinguishment of Debt																$ (1,523,221)	$ 0
Warrants From Debt Conversion [Member]
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		261,723
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.5
Conversion Debt into Equity [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		261,723
Salem Loan Facility [Member]
Long-Term Line of Credit	$ 4,500,000				$ 1,250,000	$ 1,750,000		$ 1,500,000	$ 5,500,000	$ 1,500,000	$ 5,000,000					$ 4,500,000		$ 12,000,000	$ 12,000,000
Line of Credit Facility, Maximum Borrowing Capacity											$ 8,000,000
Line of Credit Facility, Interest Rate During Period, Paid-in-Kind		3.00%								3.00%	2.00%
Common Stock, Shares, Issued as Consideration (in shares)											25,000
Line of Credit Facility, Remaining Borrowing Capacity				$ 1,000,000							$ 3,000,000
Line of Credit Facility, Interest Rate During Period										14.00%	13.00%
Line of Credit Facility, Interest Rate During Period, Paid in Cash										11.00%
Debt Instrument, Fee Amount		$ 100,000		$ 45	$ 43,000,000	$ 88,000		$ 45,000		$ 60,000
Stock Issued During Period, Value, New Issues										12,500
Common Stock, Value, Issued as Consideration										$ 1,500,000
Line of Credit Facility, Allocated Interest Rate				26.00%	21.00%	104.00%		28.00%		17.00%
Extinguishment of Debt, Prepaid Premium Year 1, Percentage											3.00%
Extinguishment of Debt, Prepaid Premium Year 2, Percentage											2.00%
Extinguishment of Debt, Prepaid Premium Year 3, Percentage											1.00%
Debt Instrument, Interest Rate, Stated Percentage							14.00%	14.00%								14.00%		14.00%
Debt Issuance Cost, Gross, Noncurrent								$ 78,000
Stock Issued During Period, Shares, New Issues (in shares)						660,000		400,000
Line of Credit Facility, Additional Maximum Borrowing Capacity							$ 4,000,000
Proceeds from Lines of Credit						$ 1,750,000
Line of Credit Facility, Interest Rate at Period End		11.00%
Paid-in-Kind Interest		$ 654,308
Debt Instrument, Interest Rate, Effective Percentage		16.90%
Debt Instrument, Unamortized Discount		$ 1,278,516
Equity Exchanged for Debt Instrument Interest, Value		$ 1,932,824
Debt Instrument, Interest Rate, Stated Percentage, Paid in Kind																3.00%		3.00%
Debt Instrument, Interest Rate, Stated Percentage, Paid in Cash	12.00%															11.00%		11.00%
Gain (Loss) on Extinguishment of Debt	$ (1,500,000)
Salem Loan Facility [Member] | AMB Investments, LLC, Participation Rights in Underlying Loan [Member]
Long-Term Line of Credit									$ 2,600,000
Stock Issued During Period, Shares, New Issues (in shares)									500,000
Participation Interest in Underlying Loan, Ownership Percentage									47.17%
Salem Loan Facility [Member] | Minimum [Member]
Line of Credit Facility, Allocated Interest Rate							29.00%
Salem Loan Facility [Member] | Maximum [Member]
Line of Credit Facility, Allocated Interest Rate							98.00%
Spectrum Loan Facility [Member]
Percent, Cost of Eligible Equipment												75.00%
Monthly Reduction of Maximum Funds Available to Purchase Eligible Equipment, Percentage												0.021%
Percent, Net Amount of Eligible Inventory												50.00%
Additional Amount Allowed to be Borrowed												$ 350,000
Percent of Purchased Accounts Receivable Outstanding												50.00%
Percent of Eligible Accounts Receivable												85.00%
Proceeds from Accounts Receivable Factoring			$ 3,750,000									$ 3,000,000
Annual Facility Fees			$ 37,500
Debt Instrument, Basis Spread on Variable Rate												3.50%
Debt Instrument, Base Floor												7.00%
Long-Term Line of Credit																$ 600,000
Interest Expense, Operating and Nonoperating																304,000
Line of Credit Facility, Maximum Borrowing Capacity																$ 3,750,000
Convertible Promissory Notes [Member]
Debt Instrument, Face Amount													$ 790,000
Convertible Note, Repayment Amount, Percent of Amount Due, Benchmark													20.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)													$ 6
Convertible Promissory Notes [Member] | Put Option [Member]
Derivative Liability, Subject to Master Netting Arrangement, before Offset of Collateral													$ 15,800
Convertible Promissory Notes [Member] | New Equity Financing [Member]
Minimum Gross Proceeds Received From Issuance of Equity Securities for Conversion of Note													2,000,000
Convertible Promissory Notes [Member] | Chief Executive Officer and Family Members [Member]
Debt Instrument, Face Amount													710,000
Convertible Promissory Notes [Member] | Chief Executive Officer [Member]
Debt Instrument, Face Amount													80,000
Convertible Promissory Notes [Member] | Chief Executive Officer Family Members [Member]
Debt Instrument, Face Amount													$ 630,000
Convertible Notes, One [Member]
Debt Instrument, Interest Rate, Stated Percentage													8.00%			9.40%
Debt Instrument, Face Amount													$ 290,000			$ 290,000
Convertible Notes, Two [Member]
Debt Instrument, Interest Rate, Stated Percentage													16.00%			17.40%
Debt Instrument, Face Amount													$ 500,000			$ 500,000
Financing Arrangement Related to Furniture for New Office Facilities [Member]
Debt Instrument, Face Amount															$ 1,100,000
Debt Instrument, Periodic Payment, Interest														$ 17,000	$ 496,000
Debt Instrument, Periodic Payment, Principal														$ 246,000
Long-Term Debt, Gross																$ 28,000